Subsequent events (Details) - Subsequent event - Turning Point $ in Thousands	1 Months Ended
Jul. 31, 2020 USD ($)
Subsequent events
Payment of upfront fees	$ 25,000
Maximum
Subsequent events
Additional milestone payments	$ 151,000